Financial risk management (Tables)	12 Months Ended
Mar. 31, 2023
Financial Risk Management [Abstract]
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities	The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2023
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	565	81,321	20,761	740,837	—
Other non-current financial liabilities (1)	—	—	10,293	10,646	88
Trade payables	110,215	98,891	—	—	—
Other current liabilities (2)	20,678	1,279	—	—	—
Accrued liabilities (3)	33,581	14,820	—	—	—
Other current financial liabilities (4)	—	7,776	—	—	—
Total	165,039	204,087	31,054	751,483	88

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current financial liabilities (1)	—	—	7,583	26,601	394
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	440	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Other current financial liabilities (4)	—	10,538	—	—	—
Total	138,398	102,215	47,788	765,556	394
(1)The line items “Loans and borrowings” and “Other non-current financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 31.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 32.
(4)The line item “Other current financial liabilities”, as presented in the table above, exclude EUR11.4 million of warrant liabilities outstanding (EUR12.1 million as of March 31, 2022) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future. For further details see Note 40.

Disclosure of Maturity Analysis for Derivative Financial Liabilities	The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2023
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	565	81,321	20,761	740,837	—
Other non-current financial liabilities (1)	—	—	10,293	10,646	88
Trade payables	110,215	98,891	—	—	—
Other current liabilities (2)	20,678	1,279	—	—	—
Accrued liabilities (3)	33,581	14,820	—	—	—
Other current financial liabilities (4)	—	7,776	—	—	—
Total	165,039	204,087	31,054	751,483	88

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current financial liabilities (1)	—	—	7,583	26,601	394
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	440	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Other current financial liabilities (4)	—	10,538	—	—	—
Total	138,398	102,215	47,788	765,556	394
(1)The line items “Loans and borrowings” and “Other non-current financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 31.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 32.
(4)The line item “Other current financial liabilities”, as presented in the table above, exclude EUR11.4 million of warrant liabilities outstanding (EUR12.1 million as of March 31, 2022) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future. For further details see Note 40.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2022	(51,083)	676	722,554	10,538	11,319	694,004
Cash flows	(191,181)	59,384	—	(11,746)	—	(143,543)

Borrowings from business acquisition	—	642	2,594	—	—	3,236
New leases	—	—	—	403	6,322	6,725
Foreign exchange adjustments	2,360	(453)	—	(115)	(82)	1,710
Reclassification	—	—	—	7,904	(7,904)	—
Other changes	(642)	1,696	1,743	—	588	3,385
Net debt as of March 31, 2023	(240,546)	61,945	726,891	6,984	10,243	565,517

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2021	(182,176)	111	720,745	12,578	19,122	570,380
Cash flows	129,126	731	—	(13,374)	—	116,483
New leases	—	—	—	—	3,602	3,602
Foreign exchange adjustments	578	(166)	—	(31)	(20)	361
Reclassification	—	—	—	11,247	(11,247)	—
Other changes	1,389	—	1,809	118	(138)	3,178
Net debt as of March 31, 2022	(51,083)	676	722,554	10,538	11,319	694,004

Disclosure of Fair Value Measurement of Assets
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
-Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	—	107	7,051	7,158
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826

Disclosure of Fair Value Measurement of Liabilities
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
-Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	—	107	7,051	7,158
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826